OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
A breakdown of other liabilities is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Advances and security deposits	774,535	553,771
Deferred income	424,589	335,524
Accrued expenses	78,926	100,314
Payables to personnel	46,998	43,110
Social security payables	30,759	28,532
Other	35,809	44,970
Total other liabilities	1,391,616	1,106,221

Explanation of significant changes in contract liabilities
Changes in contract liabilities for advances received from customers for cars and maintenance and power warranty programs are presented below.

	At December 31, 2024	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2025
	(€ thousand)
Advances from customers	547,345	1,617,385	(1,396,290)	205	768,645
Maintenance and power warranty programs	300,599	151,702	(111,695)	173	340,779

	At December 31, 2023	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2024
	(€ thousand)
Advances from customers	510,625	981,694	(945,687)	713	547,345
Maintenance and power warranty programs	262,644	136,420	(98,393)	(72)	300,599